Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues
Revenues	$ 70,352	$ 84,448	$ 157,440	$ 175,801
Long-term time charters
Revenues
Revenues	42,881	63,925	$ 92,915	131,570
Long-term time charters | Minimum
Revenues
Initial duration of charter party agreement			5 years
Spot time charters
Revenues
Revenues	$ 27,471	$ 20,523	$ 64,525	$ 44,231
Spot time charters | Maximum
Revenues
Initial duration of charter party agreement			5 years